Income Tax Level 3 (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Provision for Income Taxes
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
Income Tax Expense (Benefit)	2020	2019
Current - U.S. Federal	$10	$(8)	$(15)	$1
Deferred - U.S. Federal	56	52	74	6
Total income tax expense	$66	$44	$59	$7

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Provision for Income Taxes
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
Income Tax Expense (Benefit)	2020	2019
Current - U.S. Federal	$10	$(8)	$(15)	$1
Deferred - U.S. Federal	56	52	74	6
Total income tax expense	$66	$44	$59	$7
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company
	As of December 31,
	2020	2019
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$79	$60
Unearned premium reserve and other underwriting related reserves	1	4
VOBA and reserves	567	557
Net operating loss carryover	102	166
Employee benefits	7	4
Foreign tax credit carryover	18	13
Deferred reinsurance gain	198	210
Other	11	15
Total deferred tax assets	983	1,029
Deferred Tax Liabilities
Investment related items	(145)	(150)
Net unrealized gain on investments	(360)	(198)
Total deferred tax liabilities	(505)	(348)
Net deferred tax assets	$478	$681
The federal audits for the Company have been completed through 2013 and the Company is not currently under examination for any open years. The statute of limitations is closed through the 2016 tax year with the exception of net operating loss ("NOL") carryforwards utilized in open tax years. Management believes that adequate provision has been made on the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For periods ending December 31, 2020 and 2019 (Successor Company), the Company had no reserves for uncertain tax positions. At December 31, 2020 and 2019 (Successor Company), there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that is reasonably possible of significantly increasing or decreasing within the next 12 months.
The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the years ended December 31, 2020 and 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company). The Company had no interest payable as of December 31, 2020 and 2019 (Successor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.
The application of purchase and pushdown accounting resulted in market value adjustments to the Company’s assets and liabilities, which resulted in a corresponding increase in the Company’s deferred tax asset. For further information, see Note 1- Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2020 and 2019 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $484 and $790, respectively. The totals include U.S. losses that were generated prior to 2017 of $121 and $437, respectively. These losses are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2028-2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The totals also include U.S. losses that were generated in 2018 of $363 and $353, respectively, primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year.
Given the continued decline of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened, and given the Company's expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Foreign Tax Credit Carryover
As of December 31, 2020 and 2019 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $18 and $13 respectively.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Tax provision at the U.S. federal statutory rate	$98	$86	$98	$21
Dividends received deduction ("DRD")	(28)	(34)	(37)	(12)
Foreign related investments	(4)	(7)	(4)	(3)
Tax reform	—	—	—	(2)
Other		(1)	2	3
Provision for income taxes	$66	$44	$59	$7
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Tax provision at the U.S. federal statutory rate	$98	$86	$98	$21
Dividends received deduction ("DRD")	(28)	(34)	(37)	(12)
Foreign related investments	(4)	(7)	(4)	(3)
Tax reform	—	—	—	(2)
Other		(1)	2	3
Provision for income taxes	$66	$44	$59	$7